BANDON ISOLATED ALPHA FIXED INCOME FUND

CLASS I SHARES: BANIX

ADVISER CLASS SHARES: BANAX

CLASS C SHARES: CBANX

CLASS R SHARES: BANRX

a series of Northern Lights Fund Trust

Supplement dated November 4, 2014

to the Prospectus and Statement of Additional Information dated January 28, 2014

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Please be advised effective November 10, 2014, the name of the Bandon Isolated Alpha Fixed Income Fund will be changed to Fortress Long/Short Credit Fund.   Consequently, all references to Bandon Isolated Alpha Fixed Income Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Fortress Long/Short Credit Fund.

Additionally, effective January 28, 2015, the Fund will no longer have a non-fundamental policy of investing at least 80% of its assets in fixed income securities.

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This Supplement, and the Prospectus and Statement of Additional Information dated January 28, 2014, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-477-81006.

Please retain this Supplement for future reference.